Label	Element	Value
Dreyfus Institutional Preferred Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001038520_SupplementTextBlock

December 13, 2013

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
- Dreyfus Institutional Preferred Plus Money Market Fund

Supplement to Summary Prospectus and Prospectus
dated August 1, 2013

The following changes will take effect as of January 13, 2014

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Preferred Plus Money Market Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the second sentence in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Risk [Heading]	rr_RiskHeading	The following information supplements "Principal Risks" in the summary prospectus and "Fund Summary - Principal Risks" and "Fund Details - Investment Risks" in the prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.